Beech Hill Total Return Fund
FUND SUMMARY
Investment Objective:
The Fund seeks total return from income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Beech Hill Total Return Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Beech Hill Total Return Fund		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.93%	1.92%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		3.20%	3.94%
Fee Waiver and Reimbursement	[2]	(1.43%)	(1.42%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.77%	2.52%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) will not exceed 1.75% and 2.50% of average daily net assets attributable to Class A and Class C, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Beech Hill Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	573	1,218	1,888	3,669
Class C Shares	255	1,071	1,905	4,067

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund's investment objective by investing primarily in:

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equity securities,

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fixed income securities, and

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cash equivalents

selected using the adviser's asset allocation strategy.  The Fund defines equity securities as common stock and convertible preferred stock of US companies as well as American Depositary Receipts ("ADRs") representing common stock and convertible preferred stock of foreign issuers.  ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  The Fund defines fixed income securities as notes, bonds, non-convertible preferred shares and other evidences of indebtedness.  The Fund will invest only in US Dollar denominated securities.  However, it invests without restriction to issuer capitalization or country.  Nonetheless, the adviser anticipates that the Fund's equity investments will be predominantly in securities of large capitalization issuers (those with market capitalizations over $10 billion).

Individual fixed income securities are purchased without restriction as to maturity.  The Fund restricts fixed income securities to those rated BB- or higher by Standard and Poor's Ratings Group ("S&P") or equivalently rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the adviser to be of similar quality.  The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).

The Fund seeks income from both dividends paid by equity securities and interest payments from fixed income securities.  It seeks capital appreciation from equity and fixed income securities.  The adviser will also seek to preserve principal when it believes equity market conditions are unfavorable by increasing allocations to fixed income securities and cash equivalents.

The adviser buys and sells securities to meet it asset allocation targets.  Additionally, it sells specific securities when a price target is achieved, the investment is no longer considered undervalued, or an issuer's fundamental financial outlook has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

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Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated in the BB category by S&P.

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Emerging Markets Risk:  The Fund may be exposed to emerging market economies through its investment in ADRs of issuers from emerging markets.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  ADRs of emerging market issuers also tend to be less liquid.

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Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

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Foreign Investment Risk:  Foreign investing, indirectly through ADRs, involves exposure to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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Leverage Risk:  Using borrowing to increase the size of the Fund's investment portfolio will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

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Management Risk:  The adviser's reliance on its asset allocation strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

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Market Risk:  Overall securities market risks may affect the value of individual securities which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Portfolio Turnover Risk:  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs, and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class C shares for each full calendar year since the Fund's inception.  Returns for Class A, which are not presented, will vary from the returns of Class C shares.  The performance table compares the performance of the Fund's Class C and Class A shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bh-adv.com or by calling 1-877-760-0005.

Class C Annual Total Return For Calendar Years Ended December 31,

Best Quarter	Third Quarter 2013	7.46%
Worst Quarter	Fourth Quarter 2012	(3.39)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Beech Hill Total Return Fund		Label	One Year	Since Inception	Inception Date
Class C Shares		Return before taxes	17.98%	5.15%	Jan. 24, 2011
Class C Shares Return after taxes on distributions			17.69%	4.99%
Class C Shares Return after taxes on distributions and sale of Fund shares			10.16%	3.95%
Class A Shares		Return before taxes	14.09%	4.46%	Jan. 24, 2011
S&P 500® Index	[1]		32.39%	15.51%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After tax returns for Class A shares will vary from Class C shares.